Vessels - Schedule of Vessels (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 5,369,570	$ 5,092,243
Accumulated depreciation	470,554	394,994
Net book value	4,899,016	4,697,249
Vessels
Property, Plant and Equipment [Line Items]
Cost	5,339,553	4,684,325
Accumulated depreciation	470,554	394,994
Net book value	4,868,999	4,289,331
Vessels Under Construction
Property, Plant and Equipment [Line Items]
Cost	30,017	407,918
Net book value	$ 30,017	$ 407,918